Derivatives - Summary of Detailed Information About Hedged Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Corporate Debt Hedge Program [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Assets		€ 0
Carrying amounts, Liabilities	€ 67	72
Accumulated amount of fair value adjustments on the hedged item, Assets		0
Accumulated amount of fair value adjustments on the hedged item, Liabilities	€ (13)	€ (10)
Balance sheet line item	Trust pass-throughsecurities	Trust pass-through securities
Change in fair value of hedged item for ineffectiveness assessment	€ 3	€ 15
Offshore Liability Hedge Program [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Liabilities	12	12
Accumulated amount of fair value adjustments on the hedged item, Liabilities	€ 2	€ 2
Balance sheet line item	Investment contracts without discretionary participating features	Investment contracts without discretionary participating features
Change in fair value of hedged item for ineffectiveness assessment		€ (3)
Synthetic Asset Fair value hedges [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Assets	€ 34	34
Accumulated amount of fair value adjustments on the hedged item, Assets	€ 4	€ 3
Balance sheet line item	Investments	Investments
Change in fair value of hedged item for ineffectiveness assessment	€ 1	€ (8)
Synethetic Asset Cash flow hedges [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Assets	€ 2,672	€ 3,127
Balance sheet line item	Investments	Investments
Change in fair value of hedged item for ineffectiveness assessment	€ 11	€ (1,667)
Cash flow hedge / currency translation reserve, Continuing hedges	87	82
Life & Health Liability Investment Risk Hedge Program [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	5	(586)
Cash flow hedge / currency translation reserve, Continuing hedges	(348)	(365)
Cash flow hedge / currency translation reserve, Discontinued hedges	232	393
Long Term Care (LTC) Liability Hedge Program [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	1	(129)
Cash flow hedge / currency translation reserve, Continuing hedges	(15)	(17)
Cash flow hedge / currency translation reserve, Discontinued hedges	1,085	1,177
IMD Payout Hedge [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge / currency translation reserve, Discontinued hedges	29	31
TRS (Vivendi) Hedge | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge / currency translation reserve, Discontinued hedges	3	4
Investments in foreign operations [Member] | Net investment hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	0
Cash flow hedge / currency translation reserve, Continuing hedges	(324)	€ (371)
Cash flow hedge / currency translation reserve, Discontinued hedges	€ 0